Expense Example - Towle Value Fund - Towle Value Fund Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	$ 1,465